Investment Strategy - BondBloxx Core Plus ETF	Oct. 20, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is “non-diversified,” which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers than a diversified fund. The Fund seeks to track the investment results of the J.P. Morgan GABI USD Liquid Plus Index (the “Index”), which measures the performance of a mix of U.S. dollar-denominated fixed income securities consistent with a core-plus fixed income character (as determined by JPMorgan Chase & Co. (the “Index Provider” or “J.P. Morgan”)).

The securities in the Index must be denominated in U.S. dollars. The Index is constructed using a two-step eligibility process. First, the Index draws from the applicable components of the J.P. Morgan Global Aggregate Bond Index (“Underlying Index”) framework. The Underlying Index is a broad fixed income benchmark that includes government, credit, securitized and government-related securities and incorporates J.P. Morgan’s applicable underlying fixed income indices. Securities included in the applicable Underlying Index components are subject to asset-class-specific eligibility criteria, which generally include minimum issue size or amount outstanding, minimum remaining maturity, coupon structure, currency denomination and country or market eligibility.

Second, the Index Provider applies additional asset-class-specific eligibility and liquidity screens to create a more liquid and investable subset of the broader the Underlying Index U.S. dollar-denominated universe. These screens are applied at each month-end rebalance. Securities that fail to satisfy the eligibility criteria applicable to their respective asset class are excluded from the Index, and an existing component will cease to be eligible if it no longer satisfies the applicable criteria at a subsequent month-end rebalance. After application of these eligibility screens, eligible securities are grouped into various asset classes. As of September 30, 2026, the asset classes eligible for inclusion in the Index include U.S. Treasury securities, investment-grade and high-yield corporate bonds, agency mortgage-backed securities, emerging market sovereign and corporate bonds, collateralized loan obligations (“CLOs”), asset-backed securities (“ABS”), taxable municipal bonds, and government and non-government agency securities. Because application of the liquidity screens may change the relative asset-class composition of the Index compared with the broader Underling Index USD index, each bucket is reweighted at month-end to match the corresponding market-value weight of that bucket in the Underlying Index USD index. As of September 30, 2026, a significant portion of the Index is represented by U.S. Treasury securities. The Index is market value weighted. While there is no limit to the number of issues in the Index, as of September 30, 2026, the Index included approximately 13,441 constituents, reflecting the currently expected approximate number of constituents in the Index. The Index is rebalanced monthly, on the last business day of the month. Accordingly, the components of the Index are likely to change over time. For more information regarding the Index, see “More Information About the Fund—Index.”

BIM uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “outperform” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing will eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

The Fund employs a representative sampling indexing strategy in seeking to achieve its investment objective. “Representative sampling” is an indexing strategy that involves investing in a representative sample of bonds that collectively has an investment profile similar to that of the applicable index that the Fund seeks to track. The bonds selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of the applicable index that the Fund seeks to track. The Fund may or may not hold all of the bonds in the Index. There may be instances in which BIM or the Sub-Adviser (as defined below), as applicable, may choose to underweight or overweight a security in the Index and/or purchase securities not in the Index that BIM or the Sub-Adviser, as applicable, believes are appropriate to substitute for certain securities in the Index in seeking to replicate as closely as possible, before fees and expenses, the performance of the Index. The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the component securities of the Index. The Fund’s investment strategy is referred to as “core plus” because, in addition to investing in a core portfolio of investment grade debt securities, BIM normally invests a portion of the Fund’s assets in below investment grade debt securities (sometimes referred to as “junk bonds,” which may include those bonds rated below “BBB-” by Standard & Poor’s® Global Ratings, a subsidiary of S&P Global (“S&P Global Ratings”) and Fitch Ratings, Inc. (“Fitch”) or below “Baa3” by Moody’s Investors Services, Inc.(“Moody’s”)) and/or emerging markets debt securities. For purposes of its 80% investment policy, the Fund may invest in the component securities of the Index or in investments (either directly or indirectly, including, for example, through exchange traded funds (“ETFs”), and to-be-announced transactions (“TBAs”)) that have, either individually or in the aggregate, economic characteristics that are similar to the economic characteristics of the Index’s component securities. Cash and cash equivalent investments associated with a TBA position will be treated as part of that position for purposes of calculating investments in the component securities of the Index. The Fund may also invest up to 20% of its net assets in certain futures, options and swap contracts, U.S. Treasury obligations, U.S. government obligations, securities of other registered investment companies (including ETFs), loans, cash and cash equivalents, as well as in securities not included in its Index, but which BIM believes will help the Fund track its Index. BIM seeks to maintain the Fund’s portfolio-wide weighted average maturity between one to 10 years.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received). The Fund may also invest in securities of any credit quality.

The Index is sponsored by the Index Provider, which is independent of the Fund and BIM. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

BondBloxx Investment Management Corporation serves as the Fund’s investment adviser, and Northern Trust Investments, Inc. (“NTI” or the “Sub-Adviser”) serves as the Fund’s investment sub-adviser, managing the portion of the Fund’s assets allocated to mortgage-backed securities.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry. As of the date of this prospectus, the Fund is not concentrated in any industry.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the component securities of the Index. The Fund’s investment strategy is referred to as “core plus” because, in addition to investing in a core portfolio of investment grade debt securities,
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.